Prospectus

Nations Institutional Reserves (formerly known as
The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed portfolios. The Trust's portfolios offer multiple classes of shares; this Prospectus relates to the Adviser Class Shares of the following diversified money market portfolios (each, a "Portfolio"):
NATIONS CASH RESERVES, NATIONS TREASURY RESERVES,
NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL
RESERVES.

The Trust's Adviser Class Shares are offered to institutional investors which meet the $100,000 minimum initial investment requirement and to, NationsBank, N.A., ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH PORTFOLIO TO USE
ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET
VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A
PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH
PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET
ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information ("SAI") dated August 31, 1995 as supplemented on February 9, 1996 has been filed with the Securities and Exchange Commission ("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Portfolios, TradeStreet Investment Associates, Inc.
("TradeStreet") is sub-investment adviser to the Portfolios. As used herein the "Adviser" shall mean
NBAI and/or TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO THE TRUST, FOR WHICH THEY
ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR THE
TRUST.
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

Nations Cash
   Reserves
Nations Treasury
   Reserves
Nations Government
   Reserves
Nations Municipal
   Reserves

ADVISER CLASS SHARES
AUGUST 31, 1995
AS SUPPLEMENTED
ON FEBRUARY 9, 1996


                                                     For purchase, redemption
                                                     and
                                                     performance information
                                                     call:
                                                     1-800-321-7854
                                                     or write:
                                                     Nations Institutional
                                                     Reserves
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                                     NATIONS
                                                        FUND

                             Table  Of  Contents

                             Expenses Summary                                  3

                             Financial Highlights                              5

                             The Trust                                         9

                             Investment Objectives and Policies                9

                             General Investment Policies                      12

                             Investment Limitations                           12

                             Fundamental Policies                             13

                             The Adviser                                      13

                             The Administrator and Co-Administrator           15

                             The Distributor                                  15

                             Shareholder Servicing Plan                       16

                             Trustees of the Trust                            17

                             Purchase, Redemption and Exchange of Shares      17

                             Voting Rights                                    19

                             Dividends                                        19

                             Performance                                      19

                             Taxes                                            20

                             Independent Accountants, Custodian and Transfer
                             Agent                                            21

                             Description of Permitted Investments             22

                             Appendix                                         25

                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY
                             THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

   Expenses Summary

Expenses are one of several factors to consider when investing in the Portfolios. The following table summarizes operating expenses for Adviser Class Shares of the Portfolios. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Adviser Class Shares of the Portfolios over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                               Nations          Nations          Nations          Nations
                                                                Cash           Treasury        Government        Municipal
                                                              Reserves         Reserves         Reserves         Reserves

Advisory Fees1                                                  .04%             .06%             .05%             .05%
Rule 12b-1 Fees (shareholder servicing fees)                    .25%             .25%             .25%             .25%
Other Expenses1                                                 .16%             .14%             .15%             .15%
Total Operating Expenses1                                       .45%             .45%             .45%             .45%

1 The adviser, sub-investment adviser, administrator and co-administrator of the Trust have agreed voluntarily to waive a portion or all of their fees and to reimburse certain expenses of the Portfolios, and the advisory fees and other expenses shown reflect the voluntary waivers. The adviser, sub-investment adviser, administrator and co-administrator of the Trust each reserves the right to terminate its waiver or reimbursement at any time in its sole discretion. Absent these waivers, the Advisory Fees, Other Expenses and Total Operating Expenses for Nations Cash Reserves would be .30%, .16% and .71% of average net assets, respectively; for Nations Treasury Reserves would be .30%, .14% and .69% of average net assets, respectively; for Nations Government Reserves would be .30%, .15% and .70% of average net assets, respectively; and for Nations Municipal Reserves would be .30%, .15% and .70% of average net assets, respectively. Additional operating expense information may be found under "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in Adviser Class Shares of the indicated Portfolio assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                               1 Year           3 Years          5 Years         10 Years

Nations Cash Reserves                                            $5               $14              $25              $57
Nations Treasury Reserves                                        $5               $14              $25              $57
Nations Government Reserves                                      $5               $14              $25              $57
Nations Municipal Reserves                                       $5               $14              $25              $57

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. Certain figures contained in the above tables are based on amounts incurred during each Portfolio's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees and/or reimbursements. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Adviser Class Shares. The Trust also offers the Capital Class, Liquidity Class and Market Class Shares (formerly Class A, Class B and Class D Shares, respectively) of the Portfolios. The "Other Expenses" figures contained in the above tables are based on estimated amounts for the Portfolios' current fiscal year and reflect anticipated fee waivers and/or reimbursements. There is no assurance that any fee waivers and reimbursements will continue at their present level beyond the current fiscal year. For more complete descriptions of the Portfolios' operating expenses, see "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

   Financial Highlights

The following information has been audited by Price Waterhouse LLP, independent accountants, whose June 20, 1995 report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto appearing in the Trust's Annual Financial Report for the fiscal year ended April 30, 1995, which is incorporated by reference into the SAI.

NATIONS CASH RESERVES ADVISER CLASS

                                                                                                         PERIOD
                                                                                                          ENDED
ADVISER CLASS SHARES:                                                                                   04/30/95*
Net asset value, beginning of period                                                                   $    1.00
Net investment income                                                                                     0.0316
Dividends from net investment income                                                                     (0.0316)
Net asset value, end of period                                                                         $    1.00
Total Return++                                                                                              3.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                                      $  47,682
Ratio of operating expenses to average net assets                                                           0.54%+
Ratio of net investment income to average net assets                                                        4.71%+
Ratio of operating expenses to average net assets without waivers                                           0.77%+
Ratio of net investment income to average net assets without waivers                                        4.48%+
Net investment income per share without waivers                                                        $  0.0300

 * The Nations Cash Reserves Adviser Class Shares commenced operations on September 22, 1994.

 + Annualized.

++ Total return represents aggregate total return for the period indicated.

NATIONS TREASURY RESERVES ADVISER CLASS

                                                                                                         PERIOD
                                                                                                          ENDED
                                                                                                        04/30/95*
Net asset value, beginning of period                                                                   $    1.00
Net investment income                                                                                     0.0308
Dividends from net investment income                                                                     (0.0308)
Net asset value, end of period                                                                         $    1.00
Total Return++                                                                                              3.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                                      $  55,762
Ratio of operating expenses to average net assets                                                           0.45%+
Ratio of net investment income to average net assets                                                        4.54%+
Ratio of operating expenses to average net assets without waivers                                           0.75%+
Ratio of net investment income to average net assets without waivers                                        4.25%+
Net investment income per share without waivers                                                        $  0.0288

 * The Nations Treasury Reserves Adviser Class Shares commenced operations on September 22, 1994.

 + Annualized.

++ Total return represents aggregate total return for the period indicated.

NATIONS GOVERNMENT RESERVES ADVISER CLASS

                                                                                                         PERIOD
                                                                                                          ENDED
                                                                                                        04/30/95*
Net asset value, beginning of period                                                                   $    1.00
Net investment income                                                                                     0.0299
Dividends from net investment income                                                                     (0.0299)
Net asset value, end of period                                                                         $    1.00
Total Return++                                                                                              3.04%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                                      $  99,246
Ratio of operating expenses to average net assets                                                           0.57%+
Ratio of net investment income to average net assets                                                        4.10%+
Ratio of operating expenses to average net assets without waivers                                           0.79%+
Ratio of net investment income to average net assets without waivers                                        3.88%+
Net investment income per share without waivers                                                        $  0.0283

 * The Nations Government Reserves Adviser Class Shares commenced operations on September 22, 1994.

 + Annualized.

++ Total return represents aggregate total return for the period indicated.

NATIONS MUNICIPAL RESERVES ADVISER CLASS

                                                                                                         PERIOD
                                                                                                          ENDED
                                                                                                        04/30/95*
Net asset value, beginning of period                                                                   $    1.00
Net investment income                                                                                     0.0199
Dividends from net investment income                                                                     (0.0199)
Net asset value, end of period                                                                         $    1.00
Total Return++                                                                                              2.02%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                                      $  64,123
Ratio of operating expenses to average net assets                                                           0.48%+
Ratio of net investment income to average net assets                                                        3.11%+
Ratio of operating expenses to average net assets without waivers and/or expenses reimbursed                0.84%+
Ratio of net investment income to average net assets without waivers and/or expenses reimbursed             2.74%+
Net investment income per share without waivers and/or expenses reimbursed                             $  0.0176

 * The Nations Municipal Reserves Adviser Class Shares commenced operations on September 22, 1994.

 + Annualized.

++ Total return represents aggregate total return for the period indicated.

   The Trust

The Capitol Mutual Funds, doing business as Nations Institutional Reserves, is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust is a member of the Nations Fund Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and the Trust. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Portfolio is a series of the Trust. Except for differences between classes of a Portfolio pertaining to distribution and shareholder servicing arrangements, each share of each Portfolio represents an equal proportionate interest in that Portfolio. This Prospectus relates to the Adviser Class Shares of the Trust's Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves Portfolios. NBAI is the investment adviser and TradeStreet is the sub-investment adviser for each Portfolio. Information regarding the Capital Class, Liquidity Class and Market Class Shares of the Portfolios is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Portfolios' other classes of shares which may be available to you, contact Nations Fund at 1-800-321-7854.

   Investment Objectives And Policies

Each Portfolio seeks to comply with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Portfolio. Under these regulations, each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less and will acquire only eligible securities maturing in 397 days or less. For further information regarding these restraints, see "Description of Permitted Investments."

NATIONS CASH RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), F-1 by Fitch Investors Service, Inc. ("Fitch"), Duff 1 by Duff & Phelps Credit Rating Co. ("D&P"), A1 by IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or TBW-1 by Thomson BankWatch, Inc. ("BankWatch") at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Portfolio;

(iv) instruments eligible for acquisition by Nations Government Reserves (see below); and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Portfolio also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The purchase of unrated securities is subject to the approval or ratification of the Trustees. The high quality short-term obligations that may be purchased by the Portfolio include instruments issued by trusts, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by the trust.

Certain of the obligations in which the Portfolio may invest may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes.

Except for temporary defensive purposes, the Portfolio will concentrate its investments in obligations issued by the banking industry, consisting of U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks, and London and U.S. branches of foreign banks. Concentration in this context means the investment of more than twenty-five percent of the Portfolio's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Portfolio may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and cash.

NATIONS TREASURY RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Portfolio must meet criteria established by S&P.

NATIONS GOVERNMENT RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government and repurchase agreements and reverse repurchase agreements involving such obligations.

NATIONS MUNICIPAL RESERVES

The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There is no assurance that this objective will be met.

The Portfolio will invest in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

At least 80% of the Portfolio's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.

Municipal notes in which the Portfolio may invest consist of general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Portfolio's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-1 or VMIG-1 at the time of investment by Moody's, (iii) which are rated SP-1 at the time of investment by S&P, or (iv) which, if not rated, are of comparable quality in the judgment of the Adviser to obligations rated MIG-1, VMIG-1 or SP-1. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

Municipal bonds in which the Portfolio may invest must be rated in one of the two highest short-term rating categories by S&P or Moody's at the time of investment or, if unrated, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. The Portfolio may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. The interest on such bonds, however, may be treated as a specific tax preference item under the Federal alternative minimum tax. In addition, the payment of the principal and interest on such bonds may be dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Portfolio may purchase municipal lease obligations, including certificates of participation in municipal leases. The Portfolio may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Portfolio will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its total assets unless the Adviser determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Trustees of the Trust. Pursuant to these guidelines, the Adviser, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Portfolio expects that it will only purchase rated municipal lease obligations. In addition, the Portfolio may purchase participation interests in other municipal securities (such as industrial development bonds).

The Portfolio's investments in tax-exempt commercial paper will be limited to obligations which are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser.

For a description of the above ratings, see the "Appendix."

The Portfolio may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis (approximately 5% to 50% of the Portfolio's total assets), and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Portfolio will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate suffi-cient liquid assets to meet its purchase obligation.

A "put" feature permits the Portfolio to sell a security at a fixed price prior to maturity. The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Portfolio. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolio to meet redemptions and remain as fully invested as possible in municipal securities. The Portfolio will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.

The Adviser has discretion to invest up to 20% of the Portfolio's assets in taxable money market instruments (consisting of obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements) and municipal securities of the type described above, which are subject to the alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities.

   General Investment Policies

For a description of the Portfolios' permitted investments see "Description of Permitted Investments" and for further information about ratings see the "Appendix."

Each Portfolio except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities. The Portfolio will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Portfolio.

   Investment Limitations

Each Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, to investments in the banking industry as described above; (b) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (c) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that (a) a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Portfolio may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Portfolio's total assets; and (c) each Portfolio except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the SAI.

   Fundamental Policies

The investment objective of each Portfolio and the investment limitations described above are fundamental policies of each Portfolio. It is also a fundamental policy of each Portfolio to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolios will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

   The Adviser

NationsBanc Advisors, Inc. serves as investment adviser to the Portfolios. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc. with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to the Portfolios. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

TradeStreet provides trust and investment management services to individuals, corporations, and institutions, both nationally and internationally.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Portfolio's investment policies, the Adviser formulates guidelines and lists of approved investments for each Portfolio, makes decisions with respect to and places orders for that Portfolio's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Portfolio; if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Portfolio may invest in securities of companies with which NationsBank has a lending relationship.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Morrison & Foerster LLP, counsel to the Trust and special counsel to NationsBank, has advised the Trust and NationsBank that subsidiaries of NationsBank may perform the services contemplated by the Investment Advisory and Sub-Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such subsidiaries of NationsBank from continuing to perform, in whole or in part, such services. If such subsidiaries of NationsBank were prohibited from performing any such services, it is expected that the Board of Trustees of the Trust would recommend to each Portfolio's shareholders that they approve new advisory and/or sub-advisory agreements with another entity or entities qualified to perform such services.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of each Portfolio. For the services provided and the expenses assumed pursuant to sub-advisory an agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of 0.033% of the average daily net assets of each Portfolio.

NBAI, TradeStreet and the administrator and the co-administrator of the Portfolios have voluntarily agreed to waive their fees proportionately (and reimburse the Portfolios for certain expenses) in order to limit the total annualized operating expenses of Adviser Class Shares (exclusive of Rule 12b-1 fees) of the Portfolios (as a percentage of average daily net assets) to 0.20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

For the fiscal year ended April 30, 1995, the Portfolios paid NationsBank under a prior Advisory Agreement an advisory fee, after waivers, at the indicated rate of the Portfolios' average net assets: Nations Cash Reserves -- 0.11%; Nations Treasury Reserves -- 0.04%; Nations Government Reserves -- 0.13%; and Nations Municipal Reserves -- 0.07%.

   The Administrator and Co-Administrator

Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Portfolios.

The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Portfolios pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, TSSG provides various administrative and accounting services to the Portfolios, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Portfolios. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and TSSG are entitled to receive a combined fee at the annual rate of up to 0.10% of each Portfolio's average daily net assets.

For the fiscal year ended April 30, 1995, the Portfolios paid their administrator a fee, after waivers, at the indicated rate of average net assets:
Nations Cash Reserves -- 0.06%; Nations Treasury Reserves -- 0.06%; Nations Government Reserves -- 0.06%; and Nations Municipal Reserves -- 0.06%.

In addition, the Trust pays its other operating expenses, including audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial and transfer agency services and registering shares under Federal and state securities laws and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

   The Distributor

Shares of the Portfolios are sold on a continuous basis by Stephens, as the Portfolios' sponsor and distributor. Stephens is a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Portfolios.

In addition to Adviser Class Shares, the Portfolios also offer Capital Class, Liquidity Class and Market Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered only to NationsBank, its affiliates and correspondents, for the investment of funds for which they act in a fiduciary capacity and which meet the $1,000,000 minimum initial investment requirement. Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Liquidity Class Shares of the Portfolios bear aggregate distribution and shareholder servicing fees of up to 0.85% of the class's average daily net assets. Market Class Shares are offered through banks, broker/dealers and other financial institutions that have entered into a shareholder servicing agreement with the Trust to individiuals and institutions which meet the $250,000 minimum initial investment for such shares. Market Class Shares bear aggregate distribution and shareholder servicing fees of up to 0.45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in a Portfolio.

   Shareholder Servicing Plan

The Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Adviser Class Shares of the Portfolios. Pursuant to the Servicing Plan, the Trust, on behalf of each Portfolio, may enter into shareholder servicing agreements ("Servicing Agreements") with banks, broker/dealers and other financial institutions, including certain affiliates of NationsBank ("Servicing Agents"). Under the Servicing Agreements, the Servicing Agents will provide various shareholder support services to their customers that are the owners of Adviser Class Shares, including general shareholder liaison services; processing purchase, exchange and redemption requests from customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Portfolios on behalf of customers; providing information periodically to customers showing their position in Adviser Class Shares; arranging for bank wires; and providing such other similar services as may reasonably be requested.

The Servicing Plan authorizes the Trust to pay the Servicing Agents a fee, calculated daily and paid monthly, at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Portfolios' Adviser Class Shares. The Servicing Plan also provides that, to the extent any portion of the fees payable under the Servicing Plan is deemed to be for services primarily intended to result in the sale of Portfolio shares, such fees are deemed approved and may be paid under the Servicing Plan. Accordingly, the Servicing Plan was approved and will be operated pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act").

The Trust understands that Servicing Agents may charge fees to their Customers who are the owners of Adviser Class Shares for additional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under their Servicing Agreements with the Trust. The Servicing Agreements require Servicing Agents to disclose to their Customers any compensation payable to the Servicing Agents by the Trust and any other compensation payable by Customers in connection with the investment of their assets in Adviser Class Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.

The Trust may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

   Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

   Purchase, Redemption and Exchange
   of Shares

PURCHASES: Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Adviser Class Shares is $100,000.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent (as defined below). A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The net asset value of shares is calculated as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on each Business Day. The assets of the Portfolios are valued based upon the amortized cost method. Although the Portfolios seek to maintain a net asset value per share of $1.00, there can be no assurance that the net asset value per share will not vary.

REDEMPTIONS: Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Portfolio. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Due to the high cost of maintaining Portfolio accounts with small balances, the Trust reserves the right to redeem an investor's account and send the proceeds to such investor if the balance falls below $50,000 because of a redemption. However, investors will be given 30 days' notice to make an additional investment to increase their account balance to $50,000 or more.

EXCHANGES: The exchange feature enables a Shareholder of Adviser Class Shares of a Portfolio to acquire Adviser Class Shares of another Portfolio when that Shareholder believes that a shift between Portfolios is an appropriate investment decision. An exchange of Adviser Class Shares for Adviser Class Shares of another Portfolio is made on the basis of the next calculated net asset value per share of each Portfolio after the exchange order is received.

The Portfolio and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a Shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Fund describes its investment objective and policies, and Shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any Shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the Shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased.

Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

TELEPHONIC TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. If a Shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. You should be aware that by electing the telephone transaction feature, you may be giving up a measure of security that you may have if you were to authorize written requests only. You may bear the risk of any resulting losses from a telephone transaction. Nations Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Fund and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Fund requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to Shareholders of each telephone share transaction. In addition, Nations Fund reserves the right to record all telephone conversations.

   Voting Rights

Each share held entitles the Shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

   Dividends

The net income of each Portfolio is determined and declared on each Business Day as a dividend to Shareholders of record as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on that day. Dividends are paid by each Portfolio in additional shares of the same class, unless the Shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on Capital Class Shares will be more than the dividends payable on the Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to Liquidity Class, Adviser Class and Market Class Shares.

   Performance

From time to time the Portfolios may advertise their "current yield" and "effective compound yield." SUCH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Nations Municipal Reserves also may advertise its "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfo-lio's yield, assuming certain tax brackets for Shareholders.

The yield of the Portfolios fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a Portfolio will actually yield in the future. Performance quotations will be computed separately for each class of a Portfolio's shares. Because of differences in the fees and expenses borne by Liquidity Class, Adviser Class and Market Class Shares, the net yield on such shares can be expected, at any given time, to be lower than the net yield on Capital Class Shares. Each Portfolio's annual report contains additional performance information and is available on request without charge from Stephens.

In addition, a Portfolio from time to time may compare its performance to that of other mutual funds tracked by mutual fund rating services, of broad groups of comparable mutual funds or of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

   Taxes

Each Portfolio is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Portfolio qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income (including, for this purpose, net short-term capital gain) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributed to Shareholders.
Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends declared by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the corporate dividends-received deduction. Nations Municipal Reserves may pay "exempt-interest dividends" to its Shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of such Portfolio's assets consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends constitute the portion of the aggregate dividends, as designated by the Portfolio, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral Federal income tax consequences, as described in the SAI. Any dividends attributable to Nations Municipal Reserve's taxable income will be taxable to shareholders as ordinary income whether received in cash or in additional shares to the extent of the Portfolio's earnings and profits and will not qualify for the corporate dividends-received deduction.

Any net capital gain will be distributed at least annually and will be taxed to Shareholders as long-term capital gain, regardless of how long a Shareholder has held shares. The Portfolios will make annual reports to Shareholders of the Federal income tax status of all distributions.

Ordinarily, Shareholders will include in income all dividends declared by a Portfolio in the year those dividends are paid. However, dividends declared by a Portfolio in October, November or December of any year and payable to Shareholders of record on a date in any of those months will be deemed to have been paid by the Portfolio and received by the Shareholders on December 31st, if paid by the Portfolio during the following January.

Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a Shareholder from a Portfolio provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

Federal law requires the Trust to withhold 31% from any dividends (other than exempt-interest dividends) paid by the Trust and/or redemptions (including exchange redemptions) that occur in certain Shareholder accounts if the Shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Trust that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the Shareholder is subject to backup withholding. Amounts withheld are applied to the Shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholdings results in overpayment of taxes. Federal law also requires a Portfolio to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Portfolios. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations. Further tax information is contained in the SAI.

   Independent Accountants, Custodian and
   Transfer Agent

Price Waterhouse LLP serves as the independent accountants of the Trust.

NationsBank of Texas, N.A., serves as each Portfolio's custodian (the "Custodian"). The Custodian is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Portfolio, (ii) $10.00 per repurchase collateral transaction by the Portfolios, and (iii) $15.00 per purchase, sale and maturity transaction involving the Portfolios.

TSSG serves as transfer agent (the "Transfer Agent") for each Portfolio's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

   Description of Permitted Investments

The following is a description of the permitted investments for the Portfolios:

U.S. TREASURY OBLIGATIONS -- bills, notes, and bonds issued by the U.S. Treasury and STRIPS. The Portfolios will not actively trade STRIPS. STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, STRIPS may be subject to greater interest rate volatility than interest paying U.S. Treasury Obligations.

U.S. GOVERNMENT AGENCY SECURITIES -- certain Federal agencies, such as the Government National Mortgage Association, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of certain of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association or "FNMA").

BANKERS' ACCEPTANCES -- a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

TIME DEPOSITS -- a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time: however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, each Portfolio will not invest more than 10% of its assets in such time deposits.

COMMERCIAL PAPER -- the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

GUARANTEED INVESTMENT CONTRACTS -- Guaranteed investment contracts ("GICs") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Portfolio guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Portfolio will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by NationsBank. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are generally considered to be illiquid investments.

OTHER INVESTMENT COMPANIES -- A Portfolio may invest in securities issued by other investment companies to the extent such investments are consistent with the Portfolio's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.

VARIABLE AND FLOATING RATE INSTRUMENTS -- certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered to be illiquid if there is no secondary market for such security.

REPURCHASE AGREEMENTS -- agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A Portfolio may enter into repurchase agreements jointly with other Portfolios and with investment portfolios of the Nations Fund Family of mutual funds.

REVERSE REPURCHASE AGREEMENTS -- When a Portfolio invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Portfolios can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Portfolios of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Portfolio enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Portfolios do not establish and maintain a segregated account

(as described above). Under the requirements of the 1940 Act, the Portfolios are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Portfolios' asset coverage and other factors at the time of a reverse repurchase, the Portfolios may not establish a segregated account when the Adviser believes it is not in the best interests of the Portfolios to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES OF FOREIGN ISSUERS -- Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Nations Cash Reserves may invest in obligations of foreign branches of U.S. banks and U.S. and London branches of foreign banks.

SHORT-TERM TRUST OBLIGATIONS -- Nations Cash Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Portfolio to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Portfolio must satisfy the quality and maturity requirements generally applicable to the Portfolio pursuant to Rule 2a-7 under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by the Portfolios are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar denominated obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (or one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees also must approve or ratify the acquisition of unrated securities or securities rated by only one rating organization by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves. In addition, investments by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. In addition, such Portfolios may only invest up to 25% of their total assets in the first tier securities of a single issuer for three business days.

   Appendix

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

Commercial paper rated F-1 by Fitch is considered to possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff 1 is the highest rating assigned by D&P to commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered minor. Duff 1-indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Commercial paper rated A1 by IBCA is considered to be supported by the highest capacity for timely repayment.

TBW-1 is the highest commercial paper rating assigned by BankWatch. It indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

(Bullet) Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

(Bullet) Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Prospectus

Nations Institutional Reserves (formerly known as
The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed portfolios. The Trust's portfolios offer multiple classes of shares; this Prospectus relates to the Capital Class Shares of the following diversified money market portfolios (each, a "Portfolio"):
NATIONS CASH RESERVES, NATIONS TREASURY RESERVES,
NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL
RESERVES.

The Trust's Capital Class Shares are offered to institutional investors which meet the $1,000,000 minimum initial investment requirement and to, NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH PORTFOLIO TO USE
ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET
VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A
PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH
PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET
ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information ("SAI") dated August 31, 1995 as supplemented on February 9, 1996 has been filed with the Securities and Exchange Commission ("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Portfolios, TradeStreet Investment Associates, Inc.
("TradeStreet") is sub-investment adviser to the Portfolios. As used herein the "Adviser" shall mean
NBAI and/or TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO THE TRUST, FOR WHICH THEY
ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR THE
TRUST.
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

Nations Cash
   Reserves
Nations Treasury
   Reserves
Nations Government
   Reserves
Nations Municipal
   Reserves

CAPITAL CLASS SHARES
AUGUST 31, 1995
AS SUPPLEMENTED
ON FEBRUARY 9, 1996



                                                     For purchase, redemption
                                                     and
                                                     performance information
                                                     call:
                                                     1-800-321-7854
                                                     or write:
                                                     Nations Institutional
                                                     Reserves
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                                     NATIONS
                                                        FUND

                             Table  Of  Contents

                             Expenses Summary                                  3

                             Financial Highlights                              5

                             The Trust                                         9

                             Investment Objectives and Policies                9

                             General Investment Policies                      12

                             Investment Limitations                           12

                             Fundamental Policies                             13

                             The Adviser                                      13

                             The Administrator and Co-Administrator           15

                             The Distributor                                  15

                             Trustees of the Trust                            16

                             Purchase, Redemption and Exchange of Shares      16

                             Voting Rights                                    18

                             Dividends                                        18

                             Performance                                      19

                             Taxes                                            19

                             Independent Accountants, Custodian and Transfer
                             Agent                                            21

                             Description of Permitted Investments             21

                             Appendix                                         24

                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY
                             THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

   Expenses Summary

Expenses are one of several factors to consider when investing in the Portfolios. The following table summarizes operating expenses for the Capital Class Shares of the Portfolios. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Capital Class Shares of the Portfolios over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                               Nations          Nations          Nations          Nations
                                                                Cash           Treasury        Government        Municipal
                                                              Reserves         Reserves         Reserves         Reserves

Advisory Fees (after fee waivers)1                              .04%             .06%             .05%             .05%
Other Expenses (after reimbursements)1                          .16%             .14%             .15%             .15%
Total Operating Expenses (after fee waivers and
  reimbursements)1                                              .20%             .20%             .20%             .20%

1 The adviser, sub-investment adviser, administrator and co-administrator of the Trust have agreed voluntarily to waive a portion or all of their fees and to reimburse certain expenses of the Portfolios, and the advisory fees and other expenses shown reflect the voluntary waivers. The adviser, sub-investment adviser, administrator and co-administrator each reserves the right to terminate its waiver or reimbursement at any time in its sole discretion. Absent these waivers, the Advisory Fees, Other Expenses and Total Operating Expenses for Nations Cash Reserves would be .30%, .16% and .46% of average net assets, respectively; for Nations Treasury Reserves would be .30%, .14% and .44% of average net assets, respectively; for Nations Government Reserves would be .30%, .15% and .45% of average net assets, respectively; and for Nations Municipal Reserves would be .30%, .15% and .45% of average net assets, respectively. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. Additional operating expense information may be found under "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in the Capital Class Shares assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                               1 Year           3 Years          5 Years         10 Years

Nations Cash Reserves                                            $2               $6               $11              $26
Nations Treasury Reserves                                        $2               $6               $11              $26
Nations Government Reserves                                      $2               $6               $11              $26
Nations Municipal Reserves                                       $2               $6               $11              $26

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. Certain figures contained in the above tables are based on amounts incurred during each Portfolio's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees and/or reimbursements. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Capital Class Shares. The Trust also offers the Liquidity Class, the Adviser Class and the Market Class Shares (formerly Class B, Class C and Class D Shares, respectively) of the Portfolios which are subject to the same expenses plus additional distribution and/or shareholder servicing fees. Additional operating expense information may be found under "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

   Financial Highlights

The following information has been audited by Price Waterhouse LLP, independent accountants, whose June 20, 1995 report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto appearing in the Trust's Annual Financial Report for the fiscal year ended April 30, 1995, which is incorporated by reference into the SAI.

NATIONS CASH RESERVES CAPITAL CLASS

                                                 YEAR             YEAR             YEAR             YEAR            PERIOD
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                               04/30/95         04/30/94         04/30/93         04/30/92         04/30/91*

Net Asset Value, Beginning Of Year           $      1.00      $      1.00       $    1.00       $      1.00       $    1.00
Net Investment Income                             0.0480           0.0283          0.0315            0.0492          0.0392
Dividends From Net Investment Income             (0.0480)         (0.0283)        (0.0315)          (0.0492)        (0.0392)
Net Asset Value, End Of Year                 $      1.00      $      1.00       $    1.00       $      1.00       $    1.00
Total Return++                                      4.91%            2.87%           3.19%             5.03%           7.35%+
Ratios To Average Net Assets/Supplemental
  Data:
Net Assets, End Of Year (000's)              $   134,064      $   109,852       $  55,739       $   100,943       $  19,387
Ratio Of Operating Expenses To Average Net
  Assets                                            0.29%            0.45%           0.45%             0.45%           0.45%+
Ratio Of Net Investment Income To Average
  Net Assets                                        4.96%            2.83%           3.15%             4.61%           7.04%+
Ratio Of Operating Expenses To Average Net
  Assets Without Waivers                            0.52%            0.56%           0.59%             0.74%           0.79%+
Ratio Of Net Investment Income To Average
  Net Assets Without Waivers                        4.73%            2.72%           3.01%             4.32%           6.70%+
Net Investment Income Per Share Without
  Waivers                                    $    0.0458      $    0.0272       $  0.0298       $    0.0455       $  0.0373

 * The Nations Cash Reserves Capital Class Shares commenced operations on October 10, 1990.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

NATIONS TREASURY RESERVES CAPITAL CLASS

                                                 YEAR             YEAR             YEAR             YEAR            PERIOD
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                               04/30/95         04/30/94         04/30/93         04/30/92         04/30/91*

Net Asset Value, Beginning Of Year           $      1.00      $      1.00      $      1.00       $    1.00        $    1.00
Income From Investment Operations:
Net Investment Income                             0.0480           0.0298           0.0323          0.0481           0.0176
Net Realized Gain On Investments                      --               --           0.0001          0.0003               --
Total From Investment Operations                  0.0480           0.0298           0.0324          0.0484           0.0176
Less Distributions:
Dividends From Net Investment Income             (0.0480)         (0.0298)         (0.0323)        (0.0481)         (0.0176)
Distributions From Net Realized Gains                 --               --          (0.0001)        (0.0003)              --
Total Distributions                              (0.0480)         (0.0298)         (0.0324)        (0.0484)         (0.0176)
Net Asset Value, End Of Year                 $      1.00      $      1.00      $      1.00       $    1.00        $    1.00
Total Return++                                      4.91%            3.02%            3.29%           4.92%            5.89%+
Ratios To Average Net Assets/Supplemental
  Data:
Net Assets, End Of Year (000's)              $   251,694      $   338,504      $   418,644       $  19,587        $   4,519
Ratio Of Operating Expenses To Average Net
  Assets                                            0.20%            0.20%            0.20%           0.26%            0.45%+
Ratio Of Net Investment Income To Average
  Net Assets                                        4.79%            2.99%            2.99%           4.39%            5.85%+
Ratio Of Operating Expenses To Average Net
  Assets Without Waivers                            0.50%            0.52%            0.72%           1.06%            0.94%+
Ratio Of Net Investment Income To Average
  Net Assets Without Waivers                        4.50%            2.67%            2.48%           3.59%            5.36%+
Net Investment Income Per Share Without
  Waivers                                    $    0.0451      $    0.0267      $    0.0251       $  0.0368        $  0.0161

 * The Nations Treasury Reserves Capital Class Shares commenced operations on January 11, 1991.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

NATIONS GOVERNMENT RESERVES CAPITAL CLASS

                                                 YEAR             YEAR             YEAR             YEAR            PERIOD
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                               04/30/95         04/30/94         04/30/93         04/30/92         04/30/91*

Net Asset Value, Beginning Of Year            $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Income From Investment Operations:
Net Investment Income                            0.0463           0.0278           0.0312           0.0343           0.0168
Net Realized Gain On Investments                     --               --               --           0.0023               --
Total From Investment Operations                 0.0463           0.0278           0.0312           0.0366           0.0168
Less Distributions:
Dividends From Net Investment Income            (0.0463)         (0.0278)         (0.0312)         (0.0343)         (0.0168)
Distributions From Net Realized Gains                --               --               --          (0.0023)              --
Total Distributions                             (0.0463)         (0.0278)         (0.0312)         (0.0366)         (0.0168)
Net Asset Value, End Of Year                  $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Total Return++                                     4.72%            2.82%            3.15%            3.71%            5.57%+
Ratios To Average Net Assets/Supplemental
  Data:
Net Assets, End Of Year (000's)               $       2        $  10,819        $   7,396        $   1,800        $     295
Ratio Of Operating Expenses To Average Net
  Assets                                           0.32%            0.45%            0.45%            0.45%            0.45%+
Ratio Of Net Investment Income To Average
  Net Assets                                       4.35%            2.78%            3.07%            4.24%            5.89%+
Ratio Of Operating Expenses To Average Net
  Assets Without Waivers                           0.54%            0.51%            0.64%            0.76%            0.80%+
Ratio Of Net Investment Income To Average
  Net Assets Without Waivers                       4.13%            2.72%            2.88%            3.93%            5.54%+
Net Investment Income Per Share Without
  Waivers                                     $  0.0439        $  0.0272        $  0.0288        $  0.0313        $  0.0158

 * The Nations Government Reserves Capital Class Shares commenced operations on January 17, 1991.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

NATIONS MUNICIPAL RESERVES CAPITAL CLASS

                                                 YEAR             YEAR             YEAR             YEAR            PERIOD
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                               04/30/95         04/30/94         04/30/93         04/30/92         04/30/91*

Net Asset Value, Beginning Of Year            $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Net Investment Income                            0.0313           0.0198           0.0231           0.0356           0.0245
Dividends From Net Investment Income            (0.0313)         (0.0198)         (0.0231)         (0.0356)         (0.0245)
Net Asset Value, End Of Year                  $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Total Return++                                     3.19%            2.00%            2.34%            3.62%            4.62%+
Ratios To Average Net Assets/Supplemental
  Data:
Net Assets, End Of Year (000's)               $  32,353        $  35,698        $  26,145        $  18,150        $   5,064
Ratio Of Operating Expenses To Average Net
  Assets                                           0.23%            0.45%            0.45%            0.45%            0.45%+
Ratio Of Net Investment Income To Average
  Net Assets                                       3.36%            1.98%            2.27%            3.38%            4.70%+
Ratio Of Operating Expenses To Average Net
  Assets Without Waivers And/Or Expenses
  Reimbursed                                       0.59%            0.58%            0.66%            0.89%            0.99%+
Ratio Of Net Investment Income To Average
  Net Assets Without Waivers And/Or
  Expenses Reimbursed                              2.99%            1.85%            2.05%            2.94%            4.16%+
Net Investment Income Per Share Without
  Waivers And/Or Expenses Reimbursed          $  0.0279        $  0.0186        $  0.0203        $  0.0296        $  0.0216

 * The Nations Municipal Reserves Capital Class Shares commenced operations on October 23, 1990.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

   The Trust

The Capitol Mutual Funds, doing business as Nations Institutional Reserves, is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust is a member of the Nations Fund Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and the Trust. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Portfolio is a series of the Trust. Except for differences between classes of a Portfolio pertaining to distribution and shareholder servicing arrangements, each share of each Portfolio represents an equal proportionate interest in that Portfolio. This Prospectus relates to the Capital Class Shares of the Trust's Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves Portfolios. NBAI is the investment adviser and TradeStreet is the sub-investment adviser for each Portfolio. Information regarding the Liquidity Class, Adviser Class and Market Class Shares of the Portfolios is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Portfolios' other classes of shares which may be available to you, contact Nations Fund at 1-800-321-7854.

   Investment Objectives And Policies

Each Portfolio seeks to comply with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Portfolio. Under these regulations, each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less and will acquire only eligible securities maturing in 397 days or less. For further information regarding these restraints, see "Description of Permitted Investments."

NATIONS CASH RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), F-1 by Fitch Investors Service, Inc. ("Fitch"), Duff 1 by Duff & Phelps Credit Rating Co. ("D&P"), A1 by IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or TBW-1 by Thomson BankWatch, Inc. ("BankWatch") at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Portfolio; (iv) instru-ments eligible for acquisition by Nations Government Reserves (see below); and
(v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Portfolio also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The purchase of unrated securities is subject to the approval or ratification of the Trustees. The high quality short-term obligations that may be purchased by the Portfolio include instruments issued by trusts, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by the trust.

Certain of the obligations in which the Portfolio may invest may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes.

Except for temporary defensive purposes, the Portfolio will concentrate its investments in obligations issued by the banking industry, consisting of U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks, and London and U.S. branches of foreign banks. Concentration in this context means the investment of more than twenty-five percent of the Portfolio's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Portfolio may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and cash.

NATIONS TREASURY RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Portfolio must meet criteria established by S&P.

NATIONS GOVERNMENT RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government and repurchase agreements and reverse repurchase agreements involving such obligations.

NATIONS MUNICIPAL RESERVES

The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There is no assurance that this objective will be met.

The Portfolio will invest in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

At least 80% of the Portfolio's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.

Municipal notes in which the Portfolio may invest consist of general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Portfolio's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-1 or VMIG-1 at the time of investment by Moody's, (iii) which are rated SP-1 at the time of investment by S&P, or (iv) which, if not rated, are of comparable quality in the judgment of the Adviser to obligations rated MIG-1, VMIG-1 or SP-1. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

Municipal bonds in which the Portfolio may invest must be rated in one of the two highest short-term rating categories by S&P or Moody's at the time of investment or, if unrated, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. The Portfolio may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. The interest on such bonds, however, may be treated as a specific tax preference item under the Federal alternative minimum tax. In addition, the payment of the principal and interest on such bonds may be dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Portfolio may purchase municipal lease obligations, including certificates of participation in municipal leases. The Portfolio may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Portfolio will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its total assets unless the Adviser determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Trustees of the Trust. Pursuant to these guidelines, the Adviser, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Portfolio expects that it will only purchase rated municipal lease obligations. In addition, the Portfolio may purchase participation interests in other municipal securities (such as industrial development bonds).

The Portfolio's investments in tax-exempt commercial paper will be limited to obligations which are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser.

For a description of the above ratings, see the "Appendix."

The Portfolio may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis (approximately 5% to 50% of the Portfolio's total assets), and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Portfolio will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate suffi-cient liquid assets to meet its purchase obligation.

A "put" feature permits the Portfolio to sell a security at a fixed price prior to maturity. The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Portfolio. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolio to meet redemptions and remain as fully invested as possible in municipal securities. The Portfolio will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.

The Adviser has discretion to invest up to 20% of the Portfolio's assets in taxable money market instruments (consisting of obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements) and municipal securities of the type described above, which are subject to the alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities.

   General Investment Policies

For a description of the Portfolios' permitted investments see "Description of Permitted Investments" and for further information about ratings see the "Appendix."

Each Portfolio except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities. The Portfolio will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Portfolio.

   Investment Limitations

Each Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Cash Reserves, to investments in the banking industry as described above; (b) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (c) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that (a) a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Portfolio may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Portfolio's total assets; and (c) each Portfolio except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the SAI.

   Fundamental Policies

The investment objective of each Portfolio and the investment limitations described above are fundamental policies of each Portfolio. It is also a fundamental policy of each Portfolio to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolios will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

   The Adviser

NationsBanc Advisors, Inc. serves as investment adviser to the Portfolios. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc. with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to the Portfolios. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

TradeStreet provides trust and investment management services to individuals, corporations, and institutions, both nationally and internationally.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Portfolio's investment policies, the Adviser formulates guidelines and lists of approved investments for each Portfolio, makes decisions with respect to and places orders for that Portfolio's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Portfolio, if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Portfolio may invest in securities of companies with which NationsBank has a lending relationship.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Morrison & Foerster LLP, counsel to the Trust and special counsel to NationsBank, has advised the Trust and NationsBank that subsidiaries of NationsBank may perform the services contemplated by the Investment Advisory and Sub-Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such subsidiaries of NationsBank from continuing to perform, in whole or in part, such services. If such subsidiaries of NationsBank were prohibited from performing any such services, it is expected that the Board of Trustees of the Trust would recommend to each Portfolio's shareholders that they approve new advisory and/or sub-advisory agreements with another entity or entities qualified to perform such services.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of each Portfolio. For the services provided and the expenses assumed pursuant to a sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of 0.033% of the average daily net assets of each Portfolio.

NBAI, TradeStreet and the administrator and the co-administrator of the Portfolios have voluntarily agreed to waive their fees (and reimburse the Portfolios for certain expenses) in order to limit the total annualized operating expenses of the Capital Class Shares of the Portfolios (as a percentage of average daily net assets) to 0.20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated. For the fiscal year ended April 30, 1995, the

Portfolios paid NationsBank under a prior Advisory Agreement an advisory fee, after waivers, at the indicated rate of the Portfolios' average net assets:
Nations Cash Reserves -- 0.11%; Nations Treasury Reserves -- 0.04%; Nations Government Reserves -- 0.13%; and Nations Municipal Reserves -- 0.07%.

   The Administrator and Co-Administrator

Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Portfolios.

The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Portfolios pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, TSSG provides various administrative and accounting services to the Portfolios, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Portfolios. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and TSSG are entitled to receive a combined fee at the annual rate of up to 0.10% of each Portfolio's average daily net assets. Prior to April 30, 1994, SEI Financial Management Corporation served as the sole administrator of the Portfolios.

For the fiscal year ended April 30, 1995, the Portfolios paid their administrator a fee, after waivers, at the indicated rate of average net assets:
Nations Cash Reserves -- 0.06%; Nations Treasury Reserves -- 0.06%; Nations Government Reserves -- 0.06%; and Nations Municipal Reserves -- 0.06%.

In addition, the Trust pays its other operating expenses, including audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial and transfer agency services and registering shares under Federal and state securities laws and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

   The Distributor

Shares of the Portfolios are sold on a continuous basis by Stephens, as the Portfolios' sponsor and distributor. Stephens is a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Portfolios. No compensation is paid to Stephens for distribution services for the Capital Class Shares.

In addition to the Capital Class Shares, the Portfolios also offer the Liquidity Class, the Adviser Class and the Market Class Shares. The Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The Liquidity Class Shares of the Portfolios bear aggregate distribution and shareholder servicing fees of up to 0.85% of the class's average daily net assets. The Adviser Class Shares are offered to institutional investors having a corporate cash management arrangement with a bank, broker/dealer or other financial institution that has entered into a shareholder servicing agreement with the Trust and that meet the $100,000 minimum initial investment requirement. The Adviser Class Shares also bear shareholder servicing fees of up to 0.25% of the Class's average net assets. The Market Class Shares are offered through banks, broker/dealers and other financial institutions that have entered into a shareholder servicing agreement with the Trust to individuals and institutions which meet the $250,000 minimum initial investment for such shares. The Market Class Shares bear aggregate distribution and shareholder servicing fees of up to 0.45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in a Portfolio.

   Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

   Purchase, Redemption and Exchange
   of Shares

PURCHASES: Capital Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Capital Class Shares is $1,000,000.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day") Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent (as defined below). A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the insti-tution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The net asset value of shares is calculated as of 3:00 p.m., Eastern time, (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on each Business Day. The assets of the Portfolios are valued based upon the amortized cost method. Although the Portfolios seek to maintain a net asset value per share of $1.00, there can be no assurance that the net asset value per share will not vary.

REDEMPTIONS: Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Portfolio. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Due to the high cost of maintaining Portfolio accounts with small balances, the Trust reserves the right to redeem an investor's account and send the proceeds to such investor if the balance falls below $250,000 because of a redemption. However, investors will be given 30 days' notice to make an additional investment to increase their account balance to $250,000 or more.

EXCHANGES: The exchange feature enables a Shareholder of Capital Class Shares of a Portfolio to acquire Capital Class Shares of another Portfolio when that Shareholder believes that a shift between Portfolios is an appropriate investment decision. An exchange of Capital Class Shares for Capital Class Shares of another Portfolio is made on the basis of the next calculated net asset value per share of each Portfolio after the exchange order is received.

The Portfolio and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a Shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Fund describes its investment objective and policies, and Shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any Shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the Shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased.

Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

TELEPHONIC TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. If a Shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. You should be aware that by electing the telephone transaction feature, you may be giving up a measure of security that you may have if you were to authorize written requests only. You may bear the risk of any resulting losses from a telephone transaction. Nations Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Fund and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Fund requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to Shareholders of each telephone share transaction. In addition, Nations Fund reserves the right to record all telephone conversations.

   Voting Rights

Each share held entitles the Shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

   Dividends

The net income of each Portfolio is determined and declared on each Business Day as a dividend to Shareholders of record as of 3:00 p.m., Eastern time, (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on that day. Dividends are paid by each Portfolio in additional shares of the same class, unless the Shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on the Capital Class Shares will be more than the dividends payable on the Liquidity Class, the Adviser Class and the Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

   Performance

From time to time the Portfolios may advertise their "current yield" and "effective compound yield." SUCH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Nations Municipal Reserves also may advertise its "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for Shareholders.

The yield of the Portfolios fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a Portfolio will actually yield in the future. Performance quotations will be computed separately for each class of a Portfolio's shares. Because of differences in the fees and expenses borne by the Liquidity Class, the Adviser Class and the Market Class Shares, the net yield on such shares can be expected, at any given time, to be lower than the net yield on the Capital Class Shares. Each Portfolio's annual report contains additional performance information and is available on request without charge from Stephens.
In addition, a Portfolio from time to time may compare its performance to that of other mutual funds tracked by mutual fund rating services, of broad groups of comparable mutual funds or of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

   Taxes

Each Portfolio is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Portfolio qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income (including, for this purpose, net short-term capital gain) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributed to Shareholders.

Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends declared by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the corporate dividends-received deduction. Nations

Municipal Reserves may pay "exempt-interest dividends" to its Shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of such Portfolio's assets consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends constitute the portion of the aggregate dividends, as designated by the Portfolio, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral Federal income tax consequences, as described in the SAI. Any dividends attributable to Nations Municipal Reserve's taxable income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares to the extent of the Portfolio's earnings and profits and will not qualify for the corporate dividends-received deduction.

Any net capital gain will be distributed at least annually and will be taxed to Shareholders as long-term capital gain, regardless of how long a Shareholder has held shares. The Portfolios will make annual reports to Shareholders of the Federal income tax status of all distributions.

Ordinarily, Shareholders will include in income all dividends declared by a Portfolio in the year those dividends are paid. However, dividends declared by a Portfolio in October, November or December of any year and payable to Shareholders of record on a date in any of those months will be deemed to have been paid by the Portfolio and received by the Shareholders on December 31st, if paid by the Portfolio during the following January.

Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a Shareholder from a Portfolio provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

Federal law requires the Trust to withhold 31% from any dividends (other than exempt-interest dividends) paid by the Trust and/or redemptions (including exchange redemptions) that occur in certain Shareholder accounts if the Shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Trust that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the Shareholder is subject to backup withholding. Amounts withheld are applied to the Shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholdings results in overpayment of taxes. Federal law also requires a Portfolio to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Portfolios. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations. Further tax information is contained in the SAI.

   Independent Accountants, Custodian and
   Transfer Agent

Price Waterhouse LLP serves as the independent accountants of the Trust.

NationsBank of Texas, N.A., serves as each Portfolio's custodian (the "Custodian"). The Custodian is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Portfolio, (ii) $10.00 per repurchase collateral transaction by the Portfolios, and (iii) $15.00 per purchase, sale and maturity transaction involving the Portfolios.

TSSG serves as transfer agent (the "Transfer Agent") for each Portfolio's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

   Description of Permitted Investments

The following is a description of the permitted investments for the Portfolios:

U.S. TREASURY OBLIGATIONS -- bills, notes, and bonds issued by the U.S. Treasury and STRIPS. The Portfolios will not actively trade STRIPS. STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, STRIPS may be subject to greater interest rate volatility than interest paying U.S. Treasury Obligations.

U.S. GOVERNMENT AGENCY SECURITIES -- certain Federal agencies, such as the Government National Mortgage Association, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of certain of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association or "FNMA").

BANKERS' ACCEPTANCES -- a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

TIME DEPOSITS -- a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time: however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, each Portfolio will not invest more than 10% of its assets in such time deposits.

COMMERCIAL PAPER -- the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

GUARANTEED INVESTMENT CONTRACTS -- Guaranteed investment contracts ("GICs") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Portfolio guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Portfolio will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by NationsBank. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are generally considered to be illiquid investments.

OTHER INVESTMENT COMPANIES -- A Portfolio may invest in securities issued by other investment companies to the extent such investments are consistent with the Portfolio's investment objective and policies and permissible under the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.

VARIABLE AND FLOATING RATE INSTRUMENTS -- certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered to be illiquid if there is no secondary market for such security.

REPURCHASE AGREEMENTS -- agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A Portfolio may enter into repurchase agreements jointly with other Portfolios and investment portfolios of the Nations Fund family of mutual funds.

REVERSE REPURCHASE AGREEMENTS -- When a Portfolio invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Portfolios can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Portfolios of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Portfolio enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Portfolios do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Portfolios are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Portfolios' asset coverage and other factors at the time of a reverse repurchase, the Portfolios may not establish a segregated account when the Adviser believes it is not in the best interests of the Portfolios to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES OF FOREIGN ISSUERS -- Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Nations Cash Reserves may invest in obligations of foreign branches of U.S. banks and U.S. and London branches of foreign banks.

SHORT TERM TRUST OBLIGATIONS -- Nations Cash Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Portfolio to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Portfolio must satisfy the quality and maturity requirements generally applicable to the Portfolio pursuant to Rule 2a-7 under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by the Portfolios are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar denominated obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (or one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees also must approve or ratify the acquisition of unrated securities or securities rated by only one rating organization by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves. In addition, investments by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. In addition, such Portfolios may only invest up to 25% of their total assets in the first tier securities of a single issuer for three business days.

   Appendix

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

Commercial paper rated F-1 by Fitch is considered to possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff 1 is the highest rating assigned by D&P to commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered minor. Duff

1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Commercial paper rated A1 by IBCA is considered to be supported by the highest capacity for timely repayment.

TBW-1 is the highest commercial paper rating assigned by BankWatch. It indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

(Bullet) Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

(Bullet) Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Prospectus

Nations Institutional Reserves (formerly known as
The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed portfolios. The Trust's portfolios offer multiple classes of shares; this Prospectus relates to the Liquidity Class Shares of the following diversified money market portfolios (each, a "Portfolio"):
NATIONS CASH RESERVES, NATIONS TREASURY RESERVES,
NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL
RESERVES.

The Trust's Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to, NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH PORTFOLIO TO USE
ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET
VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A
PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH
PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET
ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information ("SAI") dated August 31, 1995 as supplemented on February 9, 1996 has been filed with the Securities and Exchange Commission ("SEC") and is available without charge by writing or calling the Trust at its address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Portfolios, TradeStreet Investment Associates, Inc.
("TradeStreet") is sub-investment adviser to the Portfolios. As used herein the "Adviser" shall mean
NBAI and/or TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO THE TRUST, FOR WHICH THEY
ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR THE
TRUST.
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

Nations Cash Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves

LIQUIDITY CLASS SHARES
AUGUST 31, 1995
AS SUPPLEMENTED
ON FEBRUARY 9, 1996



                                                     For purchase, redemption
                                                     and
                                                     performance information
                                                     call:
                                                     1-800-321-7854
                                                     or write:
                                                     Nations Institutional
                                                     Reserves
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                                     NATIONS
                                                        FUND

                             Table  Of  Contents

                             Expenses Summary                                  3

                             Financial Highlights                              5

                             The Trust                                         9

                             Investment Objectives and Policies                9

                             General Investment Policies                      12

                             Investment Limitations                           12

                             Fundamental Policies                             13

                             The Adviser                                      13

                             The Administrator and Co-Administrator           15

                             The Distributor                                  15

                             Trustees of the Trust                            17

                             Purchase, Redemption and Exchange of Shares      17

                             Voting Rights                                    19

                             Dividends                                        19

                             Performance                                      19

                             Taxes                                            20

                             Independent Accountants, Custodian and Transfer
                             Agent                                            21

                             Description of Permitted Investments             22

                             Appendix                                         25

                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY
                             THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

   Expenses Summary

Expenses are one of several factors to consider when investing in the Portfolios. The following table summarizes operating expenses for the Liquidity Class Shares of the Portfolios. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Liquidity Class Shares of the Portfolios over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                              Nations
                                                               Cash                Nations              Nations
                                                             Reserves         Treasury Reserves   Government Reserves

Advisory Fees (after fee waivers)1                                 .04%                 .06%                 .05%
Rule 12b-1 Fees1                                                   .00%                 .00%                 .00%
Shareholder Servicing Fees1                                        .15%                 .15%                 .15%
Other Expenses (after reimbursements)1                             .16%                 .14%                 .15%
Total Operating Expenses (after fee waivers and
  reimbursements)1                                                 .35%                 .35%                 .35%


                                                              Nations
                                                        Municipal Reserves
Advisory Fees (after fee waivers)1                                 .05%
Rule 12b-1 Fees1                                                   .00%
Shareholder Servicing Fees1                                        .15%
Other Expenses (after reimbursements)1                             .15%
Total Operating Expenses (after fee waivers and
  reimbursements)1                                                 .35%

1 The adviser, sub-investment adviser administrator and co-administrator of the Trust have agreed voluntarily to waive a portion or all of their fees and to reimburse certain expenses of the Portfolios, and the advisory fees and other expenses shown reflect the voluntary waivers. The adviser, sub-investment adviser, administrator and co-administrator of the Trust each reserves the right to terminate its waiver or reimbursement at any time in its sole discretion. Absent these waivers, the Advisory Fees, Other Expenses, Rule 12b-1 Fees, Shareholder Servicing Fees and Total Operating Expenses for Nations Cash Reserves would be .30%, .16%, .60%, .25% and 1.31% of average net assets, respectively; for Nations Treasury Reserves would be .30%, .14%, .65%, .25% and 1.34% of average net assets, respectively; for Nations Government Reserves would be .30%, .15%, .60%, .25% and 1.30% of average net assets, respectively; and for Nations Municipal Reserves would be .30%, .15%, .60%, .25% and 1.30% of average net assets, respectively. Additional operating expense information may be found under "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in the Liquidity Class Shares of the indicated Portfolio assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                              1 Year               3 Years              5 Years

Nations Cash Reserves                                               $4                  $11                  $20
Nations Treasury Reserves                                           $4                  $11                  $20
Nations Government Reserves                                         $4                  $11                  $20
Nations Municipal Reserves                                          $4                  $11                  $20

                                                             10 Years
Nations Cash Reserves                                              $44
Nations Treasury Reserves                                          $44
Nations Government Reserves                                        $44
Nations Municipal Reserves                                         $44

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. Certain figures contained in the above tables are based on amounts incurred during each Portfolio's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees and/or reimbursements. If current fee waivers and/or reimbursements are discontinued, the amounts in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Liquidity Class Shares. The Trust also offers Capital Class, Adviser Class and Market Class Shares (formerly Class A, Class C and Class D Shares, respectively) of the Portfolios. Additional operating expense information may be found under "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

   Financial Highlights

The following information has been audited by Price Waterhouse LLP, independent accountants, whose June 20, 1995 report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto appearing in the Trust's Annual Financial Report for the fiscal year ended April 30, 1995, which is incorporated by reference into the SAI.

NATIONS CASH RESERVES LIQUIDITY CLASS

                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             4/30/95          4/30/94          4/30/93          4/30/92         4/30/91*

Net Asset Value, Beginning Of Year         $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Net Investment Income                         0.0471           0.0273           0.0305           0.0482           0.0197
Dividends From Net Investment Income         (0.0471)         (0.0273)         (0.0305)         (0.0482)         (0.0197)
Net Asset Value, End Of Year               $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Total Return++                                  4.81%            2.77%            3.09%            4.92%            6.44%+
Ratios To Average Net
  Assets/Supplemental Data:
Net Assets, End Of Year (000's)            $       2        $  69,786        $  19,411        $   4,776        $  10,361
Ratio Of Operating Expenses To Average
  Net Assets                                    0.38%            0.55%            0.55%            0.55%            0.55%+
Ratio Of Net Investment Income To
  Average Net Assets                            4.87%            2.74%            2.96%            4.94%            6.41%+
Ratio Of Operating Expenses To Average
  Net Assets Without Waivers                    0.61%            0.65%            0.68%            0.85%            0.87%+
Ratio Of Net Investment Income To
  Average Net Assets Without Waivers            4.64%            2.64%            2.82%            4.64%            6.09%+
Net Investment Income Per Share Without
  Waivers                                  $  0.0448        $  0.0262        $  0.0287        $  0.0447        $  0.0186

 * The Nations Cash Reserves Liquidity Class Shares commenced operations on January 9, 1991.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

NATIONS TREASURY RESERVES LIQUIDITY CLASS

                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             4/30/95          4/30/94          4/30/93          4/30/92         4/30/91*

Net Asset Value, Beginning Of Year         $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Income From Investment Operations:
Net Investment Income                         0.0462           0.0263           0.0288           0.0454           0.0173
Net Realized Gain On Investments                  --               --           0.0001           0.0003               --
Total From Investment Operations              0.0462           0.0263           0.0289           0.0457           0.0173
Less Distributions:
Dividends From Net Investment Income         (0.0462)         (0.0263)         (0.0288)         (0.0454)         (0.0173)
Distributions From Net Realized Gains             --               --          (0.0001)         (0.0003)              --
Total Distributions                          (0.0462)         (0.0263)         (0.0289)         (0.0457)         (0.0173)
Net Asset Value, End Of Year               $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Total Return++                                  4.71%            2.67%            2.93%            4.64%            5.79%+
Ratios To Average Net
  Assets/Supplemental Data:
Net Assets, End Of Year (000's)            $     674        $  14,227        $   3,369        $   2,807        $   2,891
Ratio Of Operating Expenses To Average
  Net Assets                                    0.49%            0.55%            0.55%            0.52%            0.55%+
Ratio Of Net Investment Income To
  Average Net Assets                            4.50%            2.67%            2.89%            4.62%            5.75%+
Ratio Of Operating Expenses To Average
  Net Assets Without Waivers                    0.79%            0.87%            1.07%            1.32%            1.04%+
Ratio Of Net Investment Income To
  Average Net Assets Without Waivers            4.21%            2.35%            2.37%            3.82%            5.26%+
Net Investment Income Per Share Without
  Waivers                                  $  0.0431        $  0.0232        $  0.0213        $  0.0349        $  0.0160

 * The Nations Treasury Reserves Liquidity Class Shares commenced operations on January 11, 1991.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

NATIONS GOVERNMENT RESERVES LIQUIDITY CLASS

                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             4/30/95          4/30/94          4/30/93          4/30/92         4/30/91*

Net Asset Value, Beginning Of Year         $    1.00       $      1.00      $      1.00       $    1.00        $    1.00
Income From Investment Operations:
Net Investment Income                         0.0453            0.0268           0.0302          0.0461           0.0176
Net Realized Gain On Investments                  --                --               --          0.0023               --
Total From Investment Operations              0.0453            0.0268           0.0302          0.0484           0.0176
Less Distributions:
Dividends From Net Investment Income         (0.0453)          (0.0268)         (0.0302)        (0.0461)         (0.0176)
Distributions From Net Realized Gains             --                --               --         (0.0023)              --
Total Distributions                          (0.0453)          (0.0268)         (0.0302)        (0.0484)         (0.0176)
Net Asset Value, End Of Year               $    1.00       $      1.00      $      1.00       $    1.00        $    1.00
Total Return++                                  4.59%             2.71%            3.05%           4.70%            6.04%+
Ratios To Average Net
  Assets/Supplemental Data:
Net Assets, End Of Year (000's)            $       2       $   259,836      $   149,252       $  12,486        $   5,589
Ratio Of Operating Expenses To Average
  Net Assets                                    0.40%             0.55%            0.55%           0.55%            0.55%+
Ratio Of Net Investment Income To
  Average Net Assets                            4.27%             2.68%            2.71%           4.46%            5.86%+
Ratio Of Operating Expenses To Average
  Net Assets Without Waivers                    0.62%             0.61%            0.74%           0.86%            0.94%+
Ratio Of Net Investment Income To
  Average Net Assets Without Waivers            4.05%             2.62%            2.52%           4.18%            5.47%+
Net Investment Income Per Share Without
  Waivers                                  $  0.0430       $    0.0262      $    0.0274       $  0.0422        $  0.0170

 * The Nations Government Reserves Liquidity Class Shares commenced operations on January 11, 1991.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

NATIONS MUNICIPAL RESERVES LIQUIDITY CLASS

                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             4/30/95          4/30/94          4/30/93          4/30/92         4/30/91*

Net Asset Value, Beginning Of Year         $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Net Investment Income                         0.0304           0.0188           0.0221           0.0346           0.0478
Dividends From Net Investment Income         (0.0304)         (0.0188)         (0.0221)         (0.0346)         (0.0478)
Net Asset Value, End Of Year               $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Total Return++                                  3.09%            1.90%            2.24%            3.52%            4.60%+
Ratios To Average Net
  Assets/Supplemental Data:
Net Assets, End Of Year (000's)            $   2,591        $  13,805        $  10,766        $  11,473        $   8,927
Ratio Of Operating Expenses To Average
  Net Assets                                    0.33%            0.55%            0.55%            0.55%            0.55%+
Ratio Of Net Investment Income To
  Average Net Assets                            3.26%            1.86%            2.21%            3.36%            5.22%+
Ratio Of Operating Expenses To Average
  Net Assets Without Waivers And/Or
  Expenses Reimbursed                           0.69%            0.67%            0.76%            0.99%            0.81%+
Ratio Of Net Investment Income To
  Average Net Assets Without Waivers
  And/Or Expenses Reimbursed                    2.89%            1.74%            2.00%            2.92%            4.96%+
Net Investment Income Per Share Without
  Waivers And/Or Expenses Reimbursed       $  0.0270        $  0.0176        $  0.0192        $  0.0285        $  0.0455

 * The Nations Municipal Reserves Liquidity Class Shares commenced operations on June 1, 1990.

 + Annualized.

++ Total return represents aggregate total return for the periods indicated.

   The Trust

The Capitol Mutual Funds, doing business as Nations Institutional Reserves, is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust is a member of the Nations Fund Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and the Trust. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Portfolio is a series of the Trust. Except for differences between classes of a Portfolio pertaining to distribution and shareholder servicing arrangements, each share of each Portfolio represents an equal proportionate interest in that Portfolio. This Prospectus relates to the Liquidity Class Shares of the Trust's Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves Portfolios. NBAI is the investment adviser and TradeStreet is the sub-investment adviser for each Portfolio. Information regarding the Capital Class, Adviser Class and Market Class Shares of the Portfolios is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Portfolios' other classes of shares which may be available to you, contact Nations Fund at 1-800-321-7854.

   Investment Objectives And Policies

Each Portfolio seeks to comply with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Portfolio. Under these regulations, each Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will acquire only eligible securities maturing in 397 days or less. For further information regarding these restraints, see "Description of Permitted Investments."

NATIONS CASH RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), F-1 by Fitch Investors Service, Inc. ("Fitch"), Duff 1 by Duff & Phelps Credit Rating Co. ("D&P"), A1 by IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or TBW-1 by Thomson BankWatch, Inc. ("BankWatch") at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Portfolio; (iv) instruments eligible for acquisition by

Nations Government Reserves (see below); and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Portfolio also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The purchase of unrated securities is subject to the approval or ratification of the Trustees. The high quality short-term obligations that may be purchased by the Portfolio include instruments issued by trusts, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by the trust.

Certain of the obligations in which the Portfolio may invest may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes.

Except for temporary defensive purposes, the Portfolio will concentrate its investments in obligations issued by the banking industry, consisting of U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks, and London and U.S. branches of foreign banks. Concentration in this context means the investment of more than twenty-five percent of the Portfolio's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Portfolio may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, and cash.

NATIONS TREASURY RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Portfolio must meet criteria established by S&P.

NATIONS GOVERNMENT RESERVES

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government and repurchase agreements and reverse repurchase agreements involving such obligations.

NATIONS MUNICIPAL RESERVES

The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There is no assurance that this objective will be met.

The Portfolio will invest in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. At least 80% of the Portfolio's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.

Municipal notes in which the Portfolio may invest consist of general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Portfolio's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-1 or VMIG-1 at the time of investment by Moody's, (iii) which are rated SP-1 at the time of investment by S&P, or (iv) which, if not rated, are of comparable quality in the judgment of the Adviser to obligations rated MIG-1, VMIG-1 or SP-1. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

Municipal bonds in which the Portfolio may invest must be rated in one of the two highest short-term rating categories by S&P or Moody's at the time of investment or, if unrated, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. The Portfolio may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. The interest on such bonds, however, may be treated as a specific tax preference item under the Federal alternative minimum tax. In addition, the payment of the principal and interest on such bonds may be dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Portfolio may purchase municipal lease obligations, including certificates of participation in municipal leases. The Portfolio may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Portfolio will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its total assets unless the Adviser determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Trustees of the Trust. Pursuant to these guidelines, the Adviser, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Portfolio expects that it will only purchase rated municipal lease obligations. In addition, the Portfolio may purchase participation interests in other municipal securities (such as industrial development bonds).

The Portfolio's investments in tax-exempt commercial paper will be limited to obligations which are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser.

For a description of the above ratings, see the "Appendix."

The Portfolio may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis (approximately 5% to 50% of the Portfolio's total assets), and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Portfolio will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits the Portfolio to sell a security at a fixed price prior to maturity. The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Portfolio. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolio to meet redemptions and remain as fully invested as possible in municipal securities. The Portfolio will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.

The Adviser has discretion to invest up to 20% of the Portfolio's assets in taxable money market instruments (consisting of obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements) and municipal securities of the type described above, which are subject to the alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities.

   General Investment Policies

For a description of the Portfolios' permitted investments see "Description of Permitted Investments" and for further information about ratings see the "Appendix."

Each Portfolio except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies or any combination of cash and such securities. The Portfolio will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Portfolio.

   Investment Limitations

Each Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activ-ities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Cash Reserves, to investments in the banking industry as described above; (b) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (c) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that (a) a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Portfolio may enter into repurchase agreements and non-negotiable time deposits provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Portfolio's total assets; and (c) each Portfolio except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the SAI.

   Fundamental Policies

The investment objective of each Portfolio and the investment limitations described above are fundamental policies of each Portfolio. It is also a fundamental policy of each Portfolio to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

   The Adviser

NationsBanc Advisors, Inc. serves as investment adviser to the Portfolios. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc. with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to the Portfolios. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

TradeStreet provides trust and investment management services to individuals, corporations, and institutions, both nationally and internationally.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Portfolio's investment policies, the Adviser formulates guidelines and lists of approved investments for each Portfolio, makes decisions with respect to and places orders for that Portfolio's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Portfolio; if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Portfolio may invest in securities of companies with which NationsBank has a lending relationship.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Morrison & Foerster LLP, counsel to the Trust and special counsel to NationsBank, has advised the Trust and NationsBank that subsidiaries of NationsBank may perform the services contemplated by the Investment Advisory and Sub-Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such subsidiaries of NationsBank from continuing to perform, in whole or in part, such services. If such subsidiaries of NationsBank were prohibited from performing any such services, it is expected that the Board of Trustees of the Trust would recommend to each Portfolio's shareholders that they approve new advisory and/or sub-advisory agreements with another entity or entities qualified to perform such services.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of each Portfolio. For the services provided and the expenses assumed pursuant to a sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of 0.033% of the average daily net assets of each Portfolio.

NBAI, TradeStreet, the administrator and the co-administrator of the Portfolios have voluntarily agreed to waive their fees (and reimburse the Portfolios for certain expenses) in order to limit the total annualized operating expenses of the Liquidity Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Portfolios (as a percentage of average daily net assets) to 0.20%. NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated. For the fiscal year ended April 30, 1995, the Portfolios paid NationsBank under a prior Advisory Agreement an advisory fee, after waivers, at the indicated rate of the Portfolios' average net assets: Nations Cash
Reserves -- 0.11%; Nations Treasury Reserves -- 0.04%; Nations Government Reserves -- 0.13%; and Nations Municipal Reserves -- 0.07%.

   The Administrator and Co-Administrator

Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Portfolios.

The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Portfolios pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, TSSG provides various administrative and accounting services to the Portfolios, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Portfolios. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and TSSG are entitled to receive a combined fee at the annual rate of up to 0.10% of each Portfolio's average daily net assets.

For the fiscal year ended April 30, 1995, the Portfolios paid their administrator a fee, after waivers, at the indicated rate of average net assets:
Nations Cash Reserves -- 0.06%; Nations Treasury Reserves -- 0.06%; Nations Government Reserves -- 0.06%; and Nations Municipal Reserves -- 0.06%.

In addition, the Trust pays its other operating expenses, including audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial and transfer agency services and registering shares under Federal and state securities laws and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

   The Distributor

Shares of the Portfolios are sold on a continuous basis by Stephens, as the Portfolios' sponsor and distributor. Stephens is a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Portfolios.

DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN: The distribution agreement and the distribution plan adopted by the Liquidity Class Shareholders (the "Plan") provide that the Liquidity Class Shares of the Portfolios may reimburse Stephens for certain expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares of the Portfolios, including (i) the costs of printing prospectuses and other similar materials for persons other than current Shareholders, (ii) the cost of complying with Federal and state laws relating to the distribution of Liquidity Class Shares, (iii) costs of advertising relating to Liquidity

Class Shares, and (iv) expenses incurred in connection with the promotion and sale of Liquidity Class Shares. Under the Plan, the Trust may reimburse Stephens only for actual expenses incurred up to 0.30% of the average daily net assets of the Liquidity Class Shares. Currently, the Trust is not reimbursing Stephens for any portion of such expenses. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition to the reimbursement fee, the Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves which Stephens can use to compensate certain financial institutions that provide administrative and/or distribution services to Liquidity Class Shareholders. Currently, the Trust is not compensating Stephens for providing such services. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

SHAREHOLDER SERVICING PLAN: The shareholder servicing plan ("Servicing Plan") permits each Portfolio to compensate certain banks, broker/dealers or other financial institutions that have entered into shareholder servicing agreements ("Servicing Agents") for certain shareholder support services that are provided by the Servicing Agents to their customers that own Liquidity Class Shares ("Customers"). Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.25% of the average daily net asset value of a Portfolio's Liquidity Class Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Portfolio on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Liquidity Class Shares; providing sub-accounting with respect to Liquidity Class Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Liquidity Class Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

Nations Fund may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Portfolios' Servicing Plan described above and the terms of the shareholder servicing agreements. See the SAI for more details on the Servicing Plan.

In addition to Liquidity Class Shares, the Portfolios offer Capital Class, Adviser Class and Market Class Shares. Capital Class Shares of the Portfolios, which are not subject to a distribution or shareholder servicing fee, are offered to NationsBank, its affiliates and correspondents for the investment of funds for which they act in a fiduciary capacity and which meet the $1,000,000 minimum initial investment requirement. Adviser Class Shares are offered to institutional investors having a corporate cash management arrangement with a bank, broker/dealer or other financial institution that has entered into a shareholder servicing agreement with the Trust ("Servicing Agents") and which meet the $100,000 minimum initial investment requirement. Market Class Shares are offered through Servicing Agents to individuals and institutions which meet the $250,000 minimum initial investment for such shares. Adviser Class and Market Class Shares bear aggregate distribution and shareholder servicing fees of up to 0.45% of the class's average daily net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in a Portfolio.

   Trustees Of The Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

   Purchase, Redemption and Exchange
   Of Shares

PURCHASES: Liquidity Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Liquidity Class Shares is $500,000.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent (as defined below). A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The net asset value of shares is calculated as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on each Business Day. The assets of the Portfolios are valued based upon the amortized cost method. Although the Portfolios seek to maintain a net asset value per share of $1.00, there can be no assurance that the net asset value per share will not vary.

REDEMPTIONS: Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Portfolio. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Due to the high cost of maintaining Portfolio accounts with small balances, the Trust reserves the right to redeem an investor's account and send the proceeds to such investor if the balance falls below $250,000 because of a redemption. However, investors will be given 30 days' notice to make an additional investment to increase their account balance to $250,000 or more.

EXCHANGES: The exchange feature enables a Shareholder of Liquidity Class Shares of a Portfolio to acquire Liquidity Class Shares of another Portfolio when that Shareholder believes that a shift between Portfolios is an appropriate investment decision. An exchange of Liquidity Class Shares for Liquidity Class Shares of another portfolio is made on the basis of the next calculated net asset value per share of each Portfolio after the exchange order is received.

The Portfolio and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a Shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Fund describes its investment objective and policies, and Shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any Shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the Shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased.

Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

TELEPHONIC TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. If a Shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. You should be aware that by electing the telephone transaction feature, you may be giving up a measure of security that you may have if you were to authorize written requests only. You may bear the risk of any resulting losses from a telephone transaction. Nations Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Fund and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Fund requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to Shareholders of each telephone share transaction. In addition,

Nations Fund reserves the right to record all telephone conversations.

   Voting Rights

Each share held entitles the Shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

   Dividends

The net income of each Portfolio is determined and declared on each Business Day as a dividend to Shareholders of record as of 3:00 p.m., Eastern time, (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on that day. Dividends are paid by each Portfolio in additional shares of the same class, unless the Shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on Capital Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to Liquidity Class, Adviser Class and Market Class.

   Performance

From time to time the Portfolios may advertise their "current yield" and "effective compound yield." SUCH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Nations Municipal Reserves also may advertise its "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfo-lio's yield, assuming certain tax brackets for Shareholders.

The yield of the Portfolios fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Portfolio will actually yield in the future. Performance quotations will be computed separately for each class of a Portfolio's shares. Because of differences in the fees and expenses borne by Liquidity Class, Adviser Class and Market Class Shares, the net yield on such shares can be expected, at any given time, to be lower than the net yield on Capital Class Shares. Each Portfolio's annual report contains additional performance information and is available on request without charge from Stephens.

In addition, a Portfolio from time to time may compare its performance to that of other mutual funds tracked by mutual fund rating services, of broad groups of comparable mutual funds or of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

   Taxes

Each Portfolio is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Portfolio qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income (including, for this purpose, net short-term capital gain) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.
Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends declared by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the corporate dividends-received deduction. Nations Municipal Reserves may pay "exempt-interest dividends" to its Shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of such Portfolio's assets consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends constitute the portion of the aggregate dividends, as designated by the Portfolio, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral Federal income tax consequences, as described in the SAI. Any dividends attributable to Nations Municipal Reserve's taxable income will be taxable to shareholders as ordinary income whether received in cash or in additional shares to the extent of the Portfolio's earnings and profits and will not qualify for the corporate dividends-received deduction.

Any net capital gain will be distributed at least annually and will be taxed to Shareholders as long-term capital gain, regardless of how long a Shareholder has held shares. The Portfolios will make annual reports to Shareholders of the Federal income tax status of all distributions.

Ordinarily, Shareholders will include in income all dividends declared by a Portfolio in the year those dividends are paid. However, dividends declared by a Portfolio in October, November or December of any year and payable to Shareholders of record on a date in any of those months will be deemed to have been paid by the Portfolio and received by the Shareholders on December 31st, if paid by the Portfolio during the following January.

Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a Shareholder from a Portfolio provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

Federal law requires the Trust to withhold 31% from any dividends (other than exempt-interest dividends) paid by the Trust and/or redemptions (including exchange redemptions) that occur in certain Shareholder accounts if the Shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Trust that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the Shareholder is subject to backup withholding. Amounts withheld are applied to the Shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires a Portfolio to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Portfolios. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations. Further tax information is contained in the SAI.

   Independent Accountants, Custodian and
   Transfer Agent

Price Waterhouse LLP serves as the independent accountants of the Trust.

NationsBank of Texas, N.A., serves as each Portfolio's custodian (the "Custodian"). The Custodian is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Portfolio, (ii) $10.00 per repurchase collateral transaction by the Portfolios, and (iii) $15.00 per purchase, sale and maturity transaction involving the Portfolios.

TSSG serves as transfer agent (the "Transfer Agent") for each Portfolio's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

   Description Of Permitted Investments

The following is a description of the permitted investments for the Portfolios:

U.S. TREASURY OBLIGATIONS -- bills, notes, and bonds issued by the U.S. Treasury and STRIPS. The Portfolios will not actively trade STRIPS. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, STRIPS may be subject to greater interest rate volatility than interest paying U.S. Treasury Obligations.

U.S. GOVERNMENT AGENCY SECURITIES -- certain Federal agencies, such as the Government National Mortgage Association, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of certain of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association or "FNMA").

BANKERS' ACCEPTANCES -- a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

TIME DEPOSITS -- a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time: however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Portfolio will not invest more than 10% of its assets in such time deposits.

COMMERCIAL PAPER -- the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

GUARANTEED INVESTMENT CONTRACTS
 -- Guaranteed investment contracts ("GICs") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Portfolio guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Portfolio will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by NationsBank. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are generally considered to be illiquid investments.

OTHER INVESTMENT COMPANIES -- A Portfolio may invest in securities issued by other investment companies to the extent such investments are consistent with the Portfolio's investment objective and policies and permissible under the Investment Company Act of 1940. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.

VARIABLE AND FLOATING RATE INSTRUMENTS -- certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered to be illiquid if there is no secondary market for such security.

REPURCHASE AGREEMENTS -- agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A Portfolio may enter into repurchase agreements jointly with other Portfolios and with investment portfolios of the Nations Fund Family of mutual funds.

REVERSE REPURCHASE AGREEMENTS -- When a Portfolio invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Portfolio enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Portfolios do not establish and maintain a segregated account

(as described above). Under the requirements of the 1940 Act, the Portfolios are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Portfolios' asset coverage and other factors at the time of a reverse repurchase, the Portfolios may not establish a segregated account when the Adviser believes it is not in the best interests of the Portfolios to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES OF FOREIGN ISSUERS -- Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Nations Cash Reserves may invest in obligations of foreign branches of U.S. banks and U.S. and London branches of foreign banks.

SHORT-TERM TRUST OBLIGATIONS -- Nations Cash Reserves may invest in short-term obligations issued by special purpose trust established to acquire specific issues of government or corporate securities. Such obligations entitle the Portfolio to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Portfolio must satisfy the quality and maturity requirements generally applicable to the Portfolio pursuant to Rule 2a-7 under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by the Portfolios are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar denominated obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (or one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees also must approve or ratify the acquisition of unrated securities or securities rated by only one rating organization by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves. In addition, investments by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. In addition, such Portfolios may only invest up to 25% of their total assets in the first tier securities of a single issuer for three business days.

   Appendix

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

Commercial paper rated F-1 by Fitch is considered to possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff 1 is the highest rating assigned by D&P to commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered minor. Duff 1-indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Commercial paper rated A1 by IBCA is considered to be supported by the highest capacity for timely repayment.

TBW-1 is the highest commercial paper rating assigned by BankWatch. It indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

(Bullet) Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

(Bullet) Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to posses overwhelming safety characteristics will be given a plus (+) designation.

26